United States
                       Securities and Exchange Commission
                              Washington, DC 20549

FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2001

Check here if amendment |X| ; Amendment Number: 3
This Amendment (Check only one):
|_| is a restatement
|X| adds new holdings entries

This Amendment includes securities holdings reported on the Form 13F filed pursuant to a request for confidential treatment and for which confidential treatment expires on February 14, 2003.

This report was originally filed on February 14, 2003, improperly using the Central Index Key (CIK) for UBS AG. This report is being refiled on May 15, 2003, using the proper CIK number for UBS Warburg LLC.

Institutional Investment Manager Filing this Report:

Name:         UBS Warburg LLC
Address:      677 Washington Boulevard
              Stamford, CT 06901

13F File Number: 28-7346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:         Jeffery H. Laska
Title:        Director
Phone:        (203) 719-6871

Signature, Place, and Date of Signing:

/s/ Jeffery H. Laska
Jeffery H. Laska
February 14, 2003, Stamford, Connecticut

Report Type (Check only one):

|X|  13F Holdings Report
|_|  13F Notice
|_|  13F Combination Report

Report Summary

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         10

Form 13F Information Table Value Total:   $734,707  (thousands)

List of Other Included Managers:  NONE

FORM 13F INFORMATION TABLE


                                                     VALUE      SHARES/  SH/ PUT/ INVSTMT    OTHER              VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS       CUSIP   (x$1000)    PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE      SHARED    NONE
--------------------   ----------------   --------- --------   --------  --- ---- ------- -----------    --------   -------- -------
AT & T CDA INC         DEP RCPT CL B      00207Q202  26,869      890,000 PRN       SOLE                    890,000

BAXTER INTL INC        COM                071813109  533,093   9,940,208 PRN       SOLE                  9,940,208

LIMITED INC            COM                532716107   13,480     915,765 PRN       SOLE                    915,765

WILLAMETTE INDS
INC                    COM                969133107   24,357     467,323 PRN       SOLE                    467,323

DEVON ENERGY
CORP NEW               SR DB CV ZERO 20   25179MAD5   18,492  41,323,000 PRN       SOLE               41,323,000.0

IVAX CORP              SR SUB NT CV  07   465823AD4   25,216  25,185,000 PRN       SOLE               25,185,000.0

IVAX CORP              SR SB CV 144A 08   465823AE2   14,233  17,071,000 PRN       SOLE               17,071,000.0

IVAX CORP              SR SUB NT CV  08   465823AG7   19,802  23,750,000 PRN       SOLE               23,750,000.0

MEDTRONIC INC          CONV DEB 144A 21   585055AA4   39,171  37,350,000 PRN       SOLE               37,350,000.0

WEATHERFORD
INTL INC               SR DB CV ZERO 20   947074AB6   19,994  34,325,000 PRN       SOLE               34,325,000.0